Revenue and other income (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Schedule of Revenues and Other Income
The following table summarizes the Company’s revenue and other income per category for the six-month period ended June 30, 2023 and 2022:

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Services	—	—
Other sales	—	—
Total revenue	—	—
Research tax credit	1,604	1,053
Subsidies	202	111
Other Income	1,487	165
Total other income	3,293	1,329
Total revenue and other income	3,293	1,329